Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and contingencies
Schedule of future minimum payments under non-cancellable operating leases

	March 31, 2019
	RMB	US$

Fiscal years ending March 31,
2020	2,196	327
2021	1,832	273
2022	1,500	224
2023	1,125	168
Total payments	6,653	992

Schedule of future minimum payments under the cooperation agreements

	March 31, 2019
	RMB	US$

Fiscal years ending March 31,
2020	6,200	924
2021	6,200	924
2022	4,450	663
2023	3,200	477
2024	3,200	477
2025 and thereafter	17,867	2,662
Total payments	41,117	6,127